August 4, 2008

VIA EDGAR

The United States Securities
and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4644

Subject:          Nationwide Provident VA Separate Account A
Nationwide Life and Annuity Company of America
File No. 033-65512
CIK No. 0000881437

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”) and on behalf of the Nationwide Provident VA Separate Account A (the “Variable Account”) and Nationwide Life and Annuity Company of America (the “Company”), we certify that the form of  the prospectus that would have been filed under paragraphs (b) or (c) of Rule 497 does not differ from the form of the prospectus contained in Post-Effective Amendment 18 to the Registration Statement for the Company and the Variable Account that became effective August 1, 2008.

Please contact the undersigned at (614) 677-2216 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA

/s/ HOLLY J. HUNT
Holly J. Hunt
Senior Counsel